Pension and Postretirement Benefits - Schedule of Movements in Accumulated Postretirement Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Actuarial (gain) loss	$ 11,355	$ 13,849
Other Postretirement Benefit Obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Accumulated postretirement benefit obligation at beginning of year	49,504	44,772	40,534
Service cost	1,131	2,106	1,956
Interest cost	2,172	2,300	2,132
Actuarial (gain) loss	(2,109)	2,516	2,044
Benefits paid	(1,465)	(2,190)	(1,894)
Accumulated postretirement benefit obligation at end of year	$ 49,233	$ 49,504	$ 44,772